Equity - Schedule of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [abstract]
Opening balance	€ 16,950	€ 16,054	€ 16,046
Issue of shares	56	5	8
Transfer from issued share capital		891
Closing balance	€ 17,006	€ 16,950	€ 16,054